DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2024
	$ thousands

Derivatives designated as hedging instruments:
Currency forward contracts	87	-

Total derivatives	87	-

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2023
	$ thousands

Derivatives designated as hedging instruments:
Currency forward contracts	920	-

Total derivatives	920	-

Schedule of notional amounts of outstanding derivative contracts
	June 30,	December 31,
	2024	2023
	$ thousands

Derivatives designated as hedging instruments
Currency forward contracts	21,751	19,482

Total derivatives	21,751	19,482

Schedule of derivative contracts on unaudited consolidated statements of operations
	Six months ended
	June 30,
	2024	2023
	$ thousands

Cost of revenues	(32)	368
Research and development, net	(62)	651
Sales and marketing	(17)	184
General and administrative	(28)	314
Financial expenses	-	620